Debt Financing (Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Line Items]
Remainder of 2013	$ 27,156
2014	14,934
2015	17,211
2016	5,414
2017	43,644
Thereafter	9,235
Long-term Debt, Total	117,594	132,821
Held For Sale [Member]
Maturities of Long-term Debt [Line Items]
Remainder of 2013	26,252
2014	0
2015	0
2016	0
2017	0
Thereafter	0
Long-term Debt, Total	26,252
Held For Use [Member]
Maturities of Long-term Debt [Line Items]
Remainder of 2013	904
2014	14,934
2015	17,211
2016	5,414
2017	43,644
Thereafter	9,235
Long-term Debt, Total	$ 91,342